SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund
DWS Global High Income Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS High Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS Short Duration Fund
DWS Small Cap Core Fund
DWS World Dividend Fund
Effective October 1, 2018 (the “Effective Date”), Class T shares of each fund will be closed to new purchases, except that Class T shares may continue to be purchased in connection with the reinvestment of dividends or other distributions. Beginning on the Effective Date, except as noted above, no new purchases of Class T shares will be allowed, whether by new investors or existing shareholders, including purchases under an automatic investment plan. The Effective Date is subject to change. The closing of Class T shares will not affect the right of shareholders to continue to sell (redeem) their Class T shares as provided in each fund’s prospectus.
Please Retain This Supplement for Future Reference

September 21, 2018
PRO_SAISTKR-440